Contingencies - Rollforward of Remediation Reserves (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Contingencies
Accrued liabilities start of period	$ 5,116	$ 3,847
Remediation expense	1,521	2,133
Remediation payments	(2,719)	(864)
Accrued liabilities end of period	$ 3,918	$ 5,116